Information: Condensed Financial Statements of the Company (Details) - Schedule of Condensed Statement of Operations and Comprehensive Income/(Loss) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses
General and administrative expenses	¥ (1,292,974)	$ (182,112)	¥ (2,360,615)	¥ (1,059,294)
Total operating expenses	(1,292,974)	(182,112)	(2,360,615)	(1,059,294)
Other income	336	47	12,107
Equity in loss of subsidiaries and VIEs, net	(125,338,010)	(17,653,490)	(5,441,353)	(242,760,667)
Loss from subsidiaries and VIEs	(125,337,674)	(17,653,443)	(5,429,246)	(242,760,667)
Net loss	(126,630,648)	(17,835,555)	(7,789,861)	(243,819,961)
Net loss attributable to Lixiang Education Holding Co., Ltd. shareholders	(126,630,648)	(17,835,555)	(7,789,861)	(243,819,961)
Net (loss)/income
Other comprehensive (loss)/income, net of nil tax	2,970,553	418,394	18,057,155	(4,586,027)
Comprehensive (loss)/income	¥ (123,660,095)	$ (17,417,161)	¥ 10,267,294	¥ (248,405,988)